Financial Royalty Assets, Net - Summary of Financial Royalty Assets, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Lease and Investment Commitments [Line Items]
Cumulative allowance for credit losses	$ (359,658)	$ (323,717)
Net carrying value	13,121,468	12,955,277
Gross carrying value		14,219,101	$ 14,677,554	$ 12,163,030
Cumulative allowance for changes in expected cash flows		(940,107)	(1,196,428)	(868,418)
Net carrying value		13,278,994	13,481,126	11,294,612
Cystic fibrosis franchise
Lease and Investment Commitments [Line Items]
Gross carrying value		5,274,896	5,292,904	4,639,045
Cumulative allowance for changes in expected cash flows			(53,092)
Net carrying value		5,274,896	5,239,812	4,639,045
Tysabri
Lease and Investment Commitments [Line Items]
Gross carrying value		2,003,797	1,967,974	2,131,272
Cumulative allowance for changes in expected cash flows		(112,720)	(114,354)	(71,789)
Net carrying value		1,891,077	1,853,620	2,059,483
Imbruvica
Lease and Investment Commitments [Line Items]
Gross carrying value		1,406,291	1,416,270	1,332,077
Cumulative allowance for changes in expected cash flows		(46,872)	(110,285)	0
Net carrying value		1,359,419	1,305,985	1,332,077
Xtandi
Lease and Investment Commitments [Line Items]
Gross carrying value		1,150,335	1,136,270	1,193,918
Cumulative allowance for changes in expected cash flows		(145,565)	(188,417)	(332,624)
Net carrying value		1,004,770	947,853	861,294
Evrysdi
Lease and Investment Commitments [Line Items]
Gross carrying value		675,440	688,189
Cumulative allowance for changes in expected cash flows		0	0
Net carrying value		675,440	688,189
Aggregate royalty amount when patents cease	$ 1,300,000	1,300,000
Promacta
Lease and Investment Commitments [Line Items]
Gross carrying value		686,129	658,287	776,555
Cumulative allowance for changes in expected cash flows		0	0	0
Net carrying value		686,129	658,287	776,555
Other
Lease and Investment Commitments [Line Items]
Gross carrying value		3,022,213	3,517,660	1,768,929
Cumulative allowance for changes in expected cash flows		(634,950)	(730,280)	(464,005)
Net carrying value		$ 2,387,263	$ 2,787,380	1,304,924
Crysvita
Lease and Investment Commitments [Line Items]
Gross carrying value				321,234
Cumulative allowance for changes in expected cash flows				0
Net carrying value				$ 321,234